Share capital - Additional Information (Details)		1 Months Ended	11 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Feb. 29, 2024 kr / shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Increase (decrease) in shares issued (in shares)				22,073,578
Sale of stock issue price (in dollars per share) | (per share)		$ 16.41				kr 2,250
Proceeds from the issuance of common stock | $			$ 144,000,000
Number of shares issued (in shares)			301,805,677	301,805,677			266,821,844
Common stock held by subsidiaries (in shares)			22,995,363	22,995,363			22,905,618
Facility Due June 2029
Disclosure of classes of share capital [line items]
Conversion price (in dollars per share) | $ / shares	$ 10.00
Number of shares issued (in shares)	22,100,000
Issue of convertible instruments | $	$ 220,700,000
Borrowing facilities, maximum borrowing capacity | $					$ 965,000,000.0
Ordinary Shares
Disclosure of classes of share capital [line items]
Shares authorized value | $			$ 59,000,000	$ 59,000,000
Number of shares authorized (in shares)			5,901,355,465	5,901,355,465
Par value per share (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Increase (decrease) in shares issued (in shares)		10,127,132	9,213,333
Vested earn-out shares | $		$ 166,000,000	$ 150,500,000
Number of shares issued (in shares)			301,805,677	301,805,677			266,821,844